Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of defined benefit plans [line items]
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 2,042	$ 2,119	$ 1,902	$ 4,161	$ 4,030
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	67		63	134	125
Net interest expense on net defined benefit (asset) liability	2			4
Administrative expenses	1		1	2	2
Benefits expense	70		64	140	127
Canada and Quebec pension plan expense	29		29	52	53
Defined contribution expense	34		37	93	98
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	133		130	285	278
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		3	4	6
Net interest expense on net defined benefit (asset) liability	7		8	15	16
Benefits expense	9		11	19	22
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 9		$ 11	$ 19	$ 22